Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PACIFIC SELECT FUND
Prospectus Date	rr_ProspectusDate	May 01, 2012
Supplement [Text Block]	psf4_SupplementTextBlock

SUPPLEMENT DATED FEBRUARY 26, 2013

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS I AND P SHARES DATED MAY 1, 2012

This supplement revises the Pacific Select Fund (Fund) Class I and P Shares prospectus dated May 1, 2012, as supplemented August 24, 2012, September 28, 2012 and December 19, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted, except for the changes to the Inflation Protected Portfolio, which are effective as of the date of the supplement. Remember to review the Prospectus for other important information.

Growth LT Portfolio – As a result of action taken by the Fund's board of trustees, including a majority of independent trustees, at its meeting held in December 2012, effective May 1, 2013, MFS Investment Management (MFS) will become the management firm of the Growth LT Portfolio and the name of the portfolio will change to Growth Portfolio. In order to facilitate the manager change, a portion of the portfolio holdings may be sold and new investments purchased in accordance with recommendations by the new manager or management team. Pacific Life Fund Advisors LLC (PLFA), the investment adviser to the Fund, may begin transitioning prior to May 1, 2013. PLFA and/or the Fund may retain a transitioning agent in order to reduce transaction costs associated with the purchase and sale of portfolio holdings in connection with these transitions.

Effective May 1, 2013, expected changes to the principal investment strategies will be as follows:

▪	Emerging market countries are no longer a principal investment strategy of the portfolio, although the portfolio may continue to invest in foreign securities.

Below is a summary of the expected principal investment strategies:

The portfolio normally invests primarily in common stocks. The manager focuses on investing the portfolio's assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). While the manager may invest the portfolio's assets in companies of any size, the manager generally focuses on companies with large capitalizations. The portfolio may invest up to 25% of its assets in foreign securities.

The manager uses a bottom-up investment approach to buying and selling investments for the portfolio. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

The manager may sell a holding for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

Disclosure Changes to the Portfolio summaries section

Inflation Protected Portfolio – The following is added to the end of the fifth paragraph in the Principal investment strategies subsection:

The portfolio may also invest in repurchase agreements.

Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf4_SupplementTextBlock

SUPPLEMENT DATED FEBRUARY 26, 2013

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS I AND P SHARES DATED MAY 1, 2012

This supplement revises the Pacific Select Fund (Fund) Class I and P Shares prospectus dated May 1, 2012, as supplemented August 24, 2012, September 28, 2012 and December 19, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted, except for the changes to the Inflation Protected Portfolio, which are effective as of the date of the supplement. Remember to review the Prospectus for other important information.

Growth LT Portfolio – As a result of action taken by the Fund's board of trustees, including a majority of independent trustees, at its meeting held in December 2012, effective May 1, 2013, MFS Investment Management (MFS) will become the management firm of the Growth LT Portfolio and the name of the portfolio will change to Growth Portfolio. In order to facilitate the manager change, a portion of the portfolio holdings may be sold and new investments purchased in accordance with recommendations by the new manager or management team. Pacific Life Fund Advisors LLC (PLFA), the investment adviser to the Fund, may begin transitioning prior to May 1, 2013. PLFA and/or the Fund may retain a transitioning agent in order to reduce transaction costs associated with the purchase and sale of portfolio holdings in connection with these transitions.

Effective May 1, 2013, expected changes to the principal investment strategies will be as follows:

▪	Emerging market countries are no longer a principal investment strategy of the portfolio, although the portfolio may continue to invest in foreign securities.

Below is a summary of the expected principal investment strategies:

The portfolio normally invests primarily in common stocks. The manager focuses on investing the portfolio's assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). While the manager may invest the portfolio's assets in companies of any size, the manager generally focuses on companies with large capitalizations. The portfolio may invest up to 25% of its assets in foreign securities.

The manager uses a bottom-up investment approach to buying and selling investments for the portfolio. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

The manager may sell a holding for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective May 1, 2013, expected changes to the principal investment strategies will be as follows:

▪	Emerging market countries are no longer a principal investment strategy of the portfolio, although the portfolio may continue to invest in foreign securities.

Below is a summary of the expected principal investment strategies:

The portfolio normally invests primarily in common stocks. The manager focuses on investing the portfolio's assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). While the manager may invest the portfolio's assets in companies of any size, the manager generally focuses on companies with large capitalizations. The portfolio may invest up to 25% of its assets in foreign securities.

The manager uses a bottom-up investment approach to buying and selling investments for the portfolio. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

The manager may sell a holding for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

Inflation Protected Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf4_SupplementTextBlock

SUPPLEMENT DATED FEBRUARY 26, 2013

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS I AND P SHARES DATED MAY 1, 2012

This supplement revises the Pacific Select Fund (Fund) Class I and P Shares prospectus dated May 1, 2012, as supplemented August 24, 2012, September 28, 2012 and December 19, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted, except for the changes to the Inflation Protected Portfolio, which are effective as of the date of the supplement. Remember to review the Prospectus for other important information.

Disclosure Changes to the Portfolio summaries section

Inflation Protected Portfolio – The following is added to the end of the fifth paragraph in the Principal investment strategies subsection:

The portfolio may also invest in repurchase agreements.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Inflation Protected Portfolio – The following is added to the end of the fifth paragraph in the Principal investment strategies subsection: The portfolio may also invest in repurchase agreements.